Revenue from Contracts with Customers - Account Receivables, Incremental Costs of Obtaining a Contract, and Contract Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivable	₩ 81,152	₩ 71,213
Incremental costs of obtaining a contract (Prepaid expenses)	2,386	1,557
Contract liabilities (Deferred revenue)	29,332	19,875
Micro-transaction revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities (Deferred revenue)	25,290	17,159
Royalties and license fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities (Deferred revenue)	4,037	2,426
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities (Deferred revenue)	₩ 5	₩ 290